Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subordinated liabilities [abstract]
Disclosure of subordinated liabilities

	Barclays Bank Group
	2025	2024
	£m	£m
At amortised cost
As at 1 January	41,875	35,903
Issuances	9,808	11,222
Redemptions	(5,665)	(5,067)
Other	(779)	(183)
As at 31 December	45,239	41,875

Designated at fair value (Note 15)	587	537
Total subordinated liabilities	45,826	42,412
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2025	2024
	£m	£m
Undated subordinated liabilities	127	134
Dated subordinated liabilities	45,699	42,278
Total subordinated liabilities	45,826	42,412

Undated subordinated liabilities[1]		Barclays Bank Group
		2025	2024
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Undated Notes
6.125% Undated Subordinated Notes	2027	35	35
Undated Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	37	40
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	55	59
Total undated subordinated liabilities		127	134
Note
          1  Instrument values are disclosed to the nearest million.

Dated subordinated liabilities[1]			Barclays Bank Group

			2025	2024
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
5.75% Fixed Rate Subordinated Notes		2026	279	279
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	71	76
6.33% Subordinated Notes (GBP 50m)		2032	46	45
Subordinated Floating Rate Notes (EUR 68m)		2040	59	56
External issuances by other subsidiaries			492	623
Barclays Bank PLC notes issued intra-group to Barclays PLC
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	—	117
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,015	1,051
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	876	810
4.836% Fixed Rate Subordinated Notes (USD 1,200m)	2027	2028	883	920
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m)	2027	2032	1,022	1,008
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	920	941
4.973% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,500m)	2031	2036	1,367	1,320
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m)	2032	2033	1,514	1,573
4.616% Fixed Rate Resetting Subordinated Callable Notes (EUR 800m)	2032	2037	719	—
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2033	2034	1,162	1,130
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m)	2033	2034	632	655
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	558	586
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	382	408
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	510	556
Floating Rate Subordinated Notes (USD 456m)		2047	345	370
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			2,557	3,457
Various Subordinated Floating Rate Loans			—	334
Various Fixed Rate Subordinated Callable Loans			27,121	24,401
Various Subordinated Floating Rate Callable Loans			2,663	1,025
Various Zero Coupon Callable Loans			506	537
Total dated subordinated liabilities			45,699	42,278
        Note
1  Instrument values are disclosed to the nearest million.